Quarterly Holdings Report
for
Fidelity® International High Dividend ETF
July 31, 2025
IHD-NPRT3-0925
1.9885309.107
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 10.3%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Wesfarmers Ltd	9,712	536,201
Financials - 3.2%
Banks - 3.2%
ANZ Group Holdings Ltd	61,619	1,218,766
Commonwealth Bank of Australia	18,795	2,152,918
National Australia Bank Ltd	52,278	1,309,679
		4,681,363
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	21,397	329,395
Materials - 4.1%
Metals & Mining - 4.1%
Fortescue Ltd	259,850	2,973,000
Rio Tinto PLC	50,548	3,012,513
		5,985,513
Utilities - 2.4%
Electric Utilities - 2.4%
Origin Energy Ltd	469,637	3,528,725
TOTAL AUSTRALIA		15,061,197
CANADA - 13.2%
Financials - 5.1%
Banks - 5.1%
Bank of Montreal	14,877	1,645,719
Bank of Nova Scotia/The	27,881	1,554,625
Royal Bank of Canada	17,498	2,250,168
Toronto Dominion Bank	28,685	2,093,877
		7,544,389
Industrials - 0.8%
Ground Transportation - 0.8%
Canadian National Railway Co	5,528	517,314
Canadian Pacific Kansas City Ltd	8,156	601,133
		1,118,447
Information Technology - 0.4%
Software - 0.4%
Constellation Software Inc/Canada	93	321,555
Open Text Corp	7,189	212,048
		533,603
Materials - 2.6%
Chemicals - 2.6%
Nutrien Ltd	63,296	3,763,744
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
FirstService Corp Subordinate Voting Shares	13,633	2,693,172
Utilities - 2.5%
Independent Power and Renewable Electricity Producers - 2.5%
Brookfield Renewable Corp Class A	101,843	3,732,512
TOTAL CANADA		19,385,867
CHINA - 1.4%
Consumer Staples - 1.4%
Food Products - 1.4%
Wilmar International Ltd	924,300	2,101,734
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	9,728	469,253
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	27,425	112,625
FRANCE - 9.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Kering SA	1,302	322,629
LVMH Moet Hennessy Louis Vuitton SE	1,011	546,575
		869,204
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Carrefour SA	148,922	2,142,540
Financials - 2.8%
Banks - 1.5%
BNP Paribas SA	23,451	2,148,879
Insurance - 1.3%
AXA SA	41,556	2,029,985
TOTAL FINANCIALS		4,178,864

Industrials - 1.9%
Construction & Engineering - 1.9%
Bouygues SA	19,946	825,275
Eiffage SA	7,062	950,943
Vinci SA	7,680	1,068,882
		2,845,100
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	738	110,568
Real Estate - 2.7%
Retail REITs - 2.7%
Klepierre SA	104,132	3,999,824
TOTAL FRANCE		14,146,100
GERMANY - 5.8%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Bayerische Motoren Werke AG	4,429	425,206
Mercedes-Benz Group AG	6,752	387,172
		812,378
Financials - 1.7%
Insurance - 1.7%
Allianz SE	6,112	2,428,834
Industrials - 1.1%
Air Freight & Logistics - 0.3%
Deutsche Post AG	11,318	511,036
Industrial Conglomerates - 0.8%
Siemens AG	4,314	1,110,464
TOTAL INDUSTRIALS		1,621,500

Information Technology - 0.3%
Software - 0.3%
SAP SE	2,015	578,412
Materials - 2.1%
Chemicals - 2.1%
BASF SE	62,806	3,102,540
TOTAL GERMANY		8,543,664
HONG KONG - 3.8%
Financials - 1.0%
Banks - 1.0%
Hang Seng Bank Ltd	98,600	1,439,434
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Jardine Matheson Holdings Ltd (Singapore)	7,900	430,787
Real Estate - 2.6%
Retail REITs - 2.6%
Link REIT	670,100	3,747,439
TOTAL HONG KONG		5,617,660
ITALY - 4.9%
Financials - 1.8%
Banks - 1.8%
Intesa Sanpaolo SpA	455,925	2,763,084
Utilities - 3.1%
Electric Utilities - 3.1%
Enel SpA	505,568	4,474,684
TOTAL ITALY		7,237,768
JAPAN - 16.1%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Honda Motor Co Ltd	45,400	473,322
Mazda Motor Corp	49,900	302,129
Toyota Motor Corp	46,435	832,001
		1,607,452
Consumer Staples - 2.1%
Tobacco - 2.1%
Japan Tobacco Inc	107,700	3,090,127
Financials - 4.2%
Capital Markets - 1.1%
Daiwa Securities Group Inc	238,500	1,675,102
Financial Services - 1.3%
ORIX Corp	83,400	1,884,182
Insurance - 1.8%
Tokio Marine Holdings Inc	60,700	2,470,028
TOTAL FINANCIALS		6,029,312

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astellas Pharma Inc	36,400	381,789
Takeda Pharmaceutical Co Ltd	15,100	421,410
		803,199
Industrials - 3.6%
Building Products - 0.6%
Agc Inc	26,600	803,506
Trading Companies & Distributors - 3.0%
Marubeni Corp	54,500	1,127,336
Mitsubishi Corp	60,300	1,197,226
Mitsui & Co Ltd	49,400	1,017,575
Sumitomo Corp	36,600	938,742
		4,280,879
TOTAL INDUSTRIALS		5,084,385

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Kyocera Corp	29,000	347,241
Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd	17,000	291,156
Canon Inc	10,500	300,010
		591,166
TOTAL INFORMATION TECHNOLOGY		938,407

Materials - 1.7%
Metals & Mining - 1.7%
Nippon Steel Corp	130,800	2,537,430
Real Estate - 2.3%
Hotel & Resort REITs - 2.3%
Invincible Investment Corp	7,395	3,302,063
TOTAL JAPAN		23,392,375
NETHERLANDS - 3.8%
Financials - 2.9%
Banks - 2.9%
ABN AMRO Bank NV depository receipt (b)(c)	74,091	2,150,549
ING Groep NV	91,899	2,155,200
		4,305,749
Industrials - 0.5%
Professional Services - 0.5%
Randstad NV	14,375	688,390
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV	782	548,748
TOTAL NETHERLANDS		5,542,887
NORWAY - 1.7%
Consumer Staples - 1.7%
Food Products - 1.7%
Orkla ASA	233,065	2,467,985
SINGAPORE - 1.0%
Financials - 1.0%
Banks - 1.0%
Oversea-Chinese Banking Corp Ltd	117,300	1,525,302
SPAIN - 2.0%
Financials - 1.4%
Banks - 1.4%
CaixaBank SA	216,741	2,046,585
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Aena SME SA (b)(c)	30,407	821,161
TOTAL SPAIN		2,867,746
SWEDEN - 4.1%
Financials - 1.2%
Banks - 1.2%
Svenska Handelsbanken AB A Shares	147,291	1,806,465
Industrials - 0.8%
Machinery - 0.8%
Volvo AB B Shares	39,551	1,139,546
Materials - 2.1%
Metals & Mining - 2.1%
SSAB AB B Shares	537,732	3,057,862
TOTAL SWEDEN		6,003,873
SWITZERLAND - 1.9%
Financials - 1.2%
Insurance - 1.2%
Zurich Insurance Group AG	2,544	1,743,723
Industrials - 0.7%
Professional Services - 0.7%
Adecco Group AG	31,126	986,618
TOTAL SWITZERLAND		2,730,341
UNITED KINGDOM - 13.7%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Taylor Wimpey PLC	272,679	368,969
Consumer Staples - 4.5%
Tobacco - 4.5%
British American Tobacco PLC	69,491	3,715,221
Imperial Brands PLC	72,291	2,825,982
		6,541,203
Financials - 4.1%
Banks - 2.0%
HSBC Holdings PLC	233,269	2,848,652
Financial Services - 1.1%
M&G PLC	479,716	1,660,721
Insurance - 1.0%
Legal & General Group PLC	450,693	1,531,618
TOTAL FINANCIALS		6,040,991

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	5,083	761,719
Industrials - 1.4%
Aerospace & Defense - 1.0%
BAE Systems PLC	58,730	1,402,075
Industrial Conglomerates - 0.4%
DCC PLC	11,016	693,914
TOTAL INDUSTRIALS		2,095,989

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Spectris PLC	2,540	134,116
Utilities - 2.8%
Multi-Utilities - 2.8%
National Grid PLC	297,454	4,172,539
TOTAL UNITED KINGDOM		20,115,526
UNITED STATES - 5.6%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	27,368	243,168
Consumer Staples - 2.5%
Food Products - 2.5%
Nestle SA	41,117	3,600,048
Financials - 1.0%
Insurance - 1.0%
Swiss Re AG	8,278	1,490,866
Health Care - 2.0%
Biotechnology - 0.2%
CSL Ltd	2,025	353,198
Health Care Equipment & Supplies - 0.1%
Alcon AG	2,298	203,242
Pharmaceuticals - 1.7%
GSK PLC	19,858	372,637
Haleon PLC	58,857	280,009
Novartis AG	5,720	663,465
Roche Holding AG	2,098	664,240
Sanofi SA	4,390	396,137
		2,376,488
TOTAL HEALTH CARE		2,932,928

TOTAL UNITED STATES		8,267,010
TOTAL COMMON STOCKS (Cost $132,337,199)		145,588,913

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $34,918)	4.25	35,000	34,916

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $22,204)	4.33	22,200	22,204

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $132,394,321)	145,646,033
NET OTHER ASSETS (LIABILITIES) - 0.7% (d)	1,005,097
NET ASSETS - 100.0%	146,651,130

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	8	Sep 2025	1,045,360	(11,560)	(11,560)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,971,710 or 2.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,971,710 or 2.0% of net assets.

(d)	Includes $18,225 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,916.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	3,874,528	3,852,324	4,244	-	-	22,204	22,200	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,086,032	8,086,032	11,406	-	-	-	-	0.0%
Total	-	11,960,560	11,938,356	15,650	-	-	22,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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